Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 31, 2010
Restructuring Cost and Reserve [Line Items]
Asset Impairment	$ 133
Severance Costs	127
Total	260
Walmart U.S. [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs	73
Total	73
Sam's Club [Member]
Restructuring Cost and Reserve [Line Items]
Asset Impairment	133
Severance Costs	41
Total	174
Number of stores closed	10
Other Segments [Member]
Restructuring Cost and Reserve [Line Items]
Severance Costs	13
Total	13
Fair Value, Inputs, Level 2 [Member]
Restructuring Cost and Reserve [Line Items]
Real Estate fair value	$ 46